CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited)	12 Months Ended
Jul. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited)

NOTE 10 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited)

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with Rule 4-08(e)(3) of Regulation S-X promulgated by the SEC, “General Notes to Financial Statements” and concluded that it was applicable and the Company is required to disclose the required financial statement information for the parent company.

The subsidiaries did not pay any dividends to the parent during the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investments are presented on the separate parent only balance sheets as “investment in subsidiaries” and the income (loss) of the subsidiaries is presented as “share of income (loss) of subsidiaries.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or are not required.

PARENT COMPANY BALANCE SHEET

	July 31,	July 31,
	2024	2023

ASSETS
Cash	$14,621	$66,553
Prepaid expense	1,820	1,750
Receivable from subsidiaries	–	29,487
Investment in subsidiaries	781,661	95,889
Total Assets	$798,102	$193,679

LIABILITIES
Accounts payable and other accrued liabilities	$54,000	$241,579
Payable to subsidiaries	312,416	–
Due to related parties	2,271	223,041
Total liabilities	56,271	464,620

Stockholders’ equity
Series A Preferred stock, $0.0001 par value; 80,000 shares authorized; 0 and 80,000 shares issued and outstanding as of July 31, 2024 and 2023, respectively	–	8
Series B Preferred stock, $0.0001 par value; 80,000 shares authorized; 80,000 and 0 shares issued and outstanding as of July 31, 2024 and 2023, respectively	8	–
Undesignated preferred stock, $0.0001 par value; 19,920,000 shares authorized; no shares issued and outstanding	–	–
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 and 5,903,481 shares issued and outstanding as of July 31, 2024 and 2023, respectively	1,478	590
Additional paid-in capital	962,416	4,982
Accumulated deficit	(222,071)	(276,521)
Total stockholders’ equity	741,831	(270,941)

Total Liabilities and Stockholders’ Equity	$798,102	$193,679

PARENT COMPANY STATEMENT OF OPERATIONS

	For the year ended July 31,
	2024	2023

EXPENSE:
General and administrative	$(401,354)	$(207,297)

OTHER INCOME (EXPENSE)
Gain (loss) from investment in subsidiaries	502,834	(133,913)
Other (expense) net	(47,030)	–
Total other income	455,804	(133,913)

Net income (loss)	$54,450	$(341,210)

PARENT COMPANY STATEMENT OF CASH FLOWS

	For the year ended July 31,
	2024	2023

Cash flows from operating activities:
Net income (loss)	$54,450	$(341,210)
Adjustments to reconcile net income to net cash provided by operating activities:
Share of (gain) loss from investment in subsidiaries	(502,834)	133,913
Change in operating assets and liabilities:
Prepaid expense and other assets	(70)	1,500
Accounts payable and other accrued liabilities	36,623	117,651
Net cash (used in) operating activities	(411,831)	(88,146)

Cash flows from financing activities:
Proceeds received from private offerings	513,213	–
Operating expenses directly paid for subsidiary	–	(29,487)
Repayment working capital advance from related party	–	(30,000)
Working capital advance from related party	342,042	–
Capital contribution received	–	210,000
Deferred offering costs incurred	(495,356)	–
Net cash provided by financing activities	359,899	150,513

Net (decrease) increase in cash and cash equivalents	(51,932)	62,367
Cash and cash equivalents at beginning	66,553	4,186
Cash and cash equivalents at ending	$14,621	$66,553